UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23347

Hedge Fund Guided Portfolio Solution

(Exact name of Registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman Grosvenor Registered Multi-Strategy Funds 900 North Michigan Avenue Suite 1100 Chicago, Illinois 60611	George J. Zornada, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

ITEM 1 – SCHEDULE OF INVESTMENTS

The Schedule of Investments is attached hereto.

Hedge Fund Guided Portfolio Solution

Consolidated Schedule of Investments (unaudited)

December 31, 2018

	First			% of
	Acquisition		Fair	Members’
Investment Funds*	Date	Cost	Value	Capital	Liquidity**

Event Driven

Wexford Offshore Spectrum Fund	11/1/2018	$655,000	$621,447	3.66%	Quarterly

York European Opportunities Unit Trust	11/1/2018	655,000	638,547	3.77%	Quarterly
Total Event Driven		1,310,000	1,259,994	7.43%

Long and/or Short Equity

Hitchwood Capital Partners, LP (a)	11/1/2018	1,450,000	1,439,087	8.49%	Quarterly

Redmile Capital Fund, LP (a)	11/1/2018	1,175,000	1,114,946	6.57%	Quarterly

Renaissance Institutional Equities Fund, LLC (a)	11/1/2018	1,675,000	1,663,500	9.81%	Monthly

Steadfast International, Ltd.	11/1/2018	950,000	933,006	5.50%	Quarterly
Total Long and/or Short Equity		5,250,000	5,150,539	30.37%

Macro/Commodities

Graticule Asia Macro Fund Ltd.	11/1/2018	650,000	637,459	3.76%	Quarterly
Total Macro/Commodities		650,000	637,459	3.76%

Multi-Arbitrage

Canyon Value Realization Fund Ltd.	11/1/2018	750,000	718,768	4.24%	Quarterly

Magnetar Constellation Fund, Ltd.	11/1/2018	660,000	650,890	3.84%	Quarterly

Myriad Opportunities Offshore Fund Ltd.	11/1/2018	655,000	653,185	3.85%	Quarterly

Shelter Growth Opportunities Fund, Ltd.	11/1/2018	1,020,000	1,019,023	6.01%	Quarterly
Total Multi-Arbitrage		3,085,000	3,041,866	17.94%

Relative Value

ExodusPoint Partners International Fund, Ltd.	11/1/2018	1,100,000	1,094,718	6.45%	Quarterly

HBK Multi-Strategy Offshore Fund, Ltd.	11/1/2018	655,000	658,906	3.89%	Quarterly
Total Relative Value		1,755,000	1,753,624	10.34%

Total Investments in Investment Funds		$12,050,000	$11,843,482	69.84%

The accompanying notes are an integral part of the Consolidated Schedule of Investments. 1

Hedge Fund Guided Portfolio Solution

Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2018

			% of
		Fair	Members’
Short-Term Investments	Shares	Value	Capital

Money Market Fund

BlackRock Liquidity Funds T-Fund Institutional Shares (yield 2.32%) (b)	1,232,693	$1,232,693	7.27%

Other Assets, Less Liabilities		5,115,081	22.89%

Members’ Capital		$16,958,563	100.00%

*

Non-income producing investments. The Fund’s investments in Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Investment Funds are restricted securities per Rule 12-12.8 of Regulation S-X.

**	Available frequency of redemptions after initial lock-up period.

(a)	The Investment Fund is held by Series A-C of HFGPS Subsidiary, LLC (the “Sub-Funds”), a wholly-owned subsidiary of the Fund.

(b)	The rate shown is the annualized 7-days yield as of December 31, 2018.

The following table represents the geographic regions of the Fund’s investments based on the investment mandate of each Investment Fund:

Percent of Investments in
Geographic Location	Investment Funds
Asia	10.90%
Europe	5.39
Global	34.93
United States/Canada	48.78

Total	100.00%

The following table describes the investments held within each investment category:

(a) Event Driven This investment category includes the Investment Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers.

Notice Period	Redemption Restrictions and Terms*
30 - 93 Days	0-1 year.

(b) Long and/or Short Equities This investment category includes the Investment Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions.

Notice Period	Redemption Restrictions and Terms*
45 - 75 Days	0-1 year.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.
2

Hedge Fund Guided Portfolio Solution

Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2018

(c) Macro/Commodities This investment category includes the Investment Funds that invest in a variety of instruments including global currencies, interest rates, sovereign debt and commodities based on an analysis of many broad factors including: global monetary and trade policy, geopolitical events, supply and demand, global investor sentiment and various technical factors.

Notice Period	Redemption Restrictions and Terms*
45 Days	0-1 year.

(d) Multi-Arbitrage This investment category includes the Investment Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference.

Notice Period	Redemption Restrictions and Terms*
60 - 90 Days	0-2 years.

(e) Relative Value This investment category includes the Investment Funds that seek to take advantage of price differentials between related financial instruments, such as stocks and bonds, by simultaneously buying and selling the different securities—thereby allowing investors to potentially profit from the “relative value” of the two securities.

Notice Period	Redemption Restrictions and Terms*
90 Days	0-1 year.

*

The information summarized in the table above represents the general terms of the specific asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**	Reflects the fair value of investments in each respective investment category.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.
3

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Schedule of Investments (unaudited)

December 31, 2018

Portfolio Valuation

Pursuant to Hedge Fund Guided Portfolio Solution’s (the “Fund”) valuation policies, the Board of Directors of the Fund (the “Board”) has delegated to Grosvenor Capital Management, L.P. (the “Adviser” or “Grosvenor”) the general responsibility for valuation of the investments in the Investment Funds subject to oversight by the Board. The Board has approved procedures pursuant to which the Fund will value its investments in Investment Funds at fair value, generally at an amount equal to the Net Asset Value (“NAV”) of the Fund’s investment in the Investment Funds as determined by the Investment Fund’s general partner or Investment Manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material.

In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Fund’s valuation procedures. All adjustments to fair value made by the Adviser are reviewed and approved by Grosvenor’s Valuation Committee, subject to Board approval.

The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. However, some of the Investment Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Investment Fund. If the Fund’s withdraws its interest from such an Investment Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Investment Fund. In instances, where such an Investment Fund closes its operations, the Fund may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Investment Fund. The value of side pockets may fluctuate significantly. As of December 31, 2018, the Fund held no investments in side pockets and special liquidating vehicles. Additionally, the governing documents of the Investment Funds generally provide that the Investment Funds may suspend, limit or delay the right of their investors, such as the Fund, to withdraw capital. The primary restrictions applicable to Investment Funds as of December 31, 2018, are described in detail on the Fund’s Consolidated Schedule of Investments.

The Fund prioritizes the inputs to valuation techniques used to measure fair value. In accordance with Accounting Standards Update (“ASU”) No. 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”), investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. When the Adviser believes the reported NAV per share (or its equivalent) of an Investment

4

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2018

Portfolio Valuation (continued)

Fund is not representative of fair value, the Adviser categorizes the investment in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”).

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

ASC 820 establishes a hierarchal disclosure framework which prioritizes and ranks the inputs to valuation techniques used in measuring investments at fair value. In accordance with ASC 820, the Fund has categorized its financial instruments into a three level fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The levels of the fair value hierarchy are defined as follows:

●

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

●

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly. These inputs include (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable.

●	Level 3 - Inputs that are unobservable.

Inputs are used in applying valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. If the inputs used to measure an investment fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. The determination of the significance of a certain input and what constitutes an observable input requires judgment by the Adviser. The categorization of an investment within the hierarchy is based upon the observable inputs of each investment and does not necessarily correspond to the Adviser’s perceived risk of the investment. The units of account that are valued by the Fund are its interests in the Investment Funds and not the underlying holdings of such Investment Funds. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds may differ from the inputs used to value the underlying holdings of such Investment Funds. Thus, an Investment Fund with all of its underlying investments classified as Level 1 may be classified as a Level 2 or Level 3 investment. The Fund recognizes transfers into and out of the levels indicated above on the actual date of the event or change in circumstances that caused the transfer.

5

Hedge Fund Guided Portfolio Solution

Notes to Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2018

Portfolio Valuation (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2018:

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value at December 31, 2018

Investment Funds measured at NAV*	$–	$–	$–	$11,843,482

Short-term investments	$1,232,693	$–	$–	$1,232,693

*	The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

The level classifications in the table above may not be indicative of the risk associated with the investment in each Investment Fund.

Income Taxes

Tax Cost Basis

As of December 31, 2018, the tax cost and unrealized appreciation (depreciation) of the Investment Funds were as follows:

Investment Funds
Tax Cost Basis of Investments	$12,050,000
Gross Unrealized Appreciation	$4,830
Gross Unrealized Depreciation	(211,349)

Net Unrealized Appreciation/(Depreciation)	$(206,519)

6

ITEM 2 – CONTROLS AND PROCEDURES

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hedge Fund Guided Portfolio Solution

Date: February 26, 2019	By:	/s/ Scott J. Lederman
Scott J. Lederman Chief Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Scott J. Lederman	Chief Executive Officer and President	February 26, 2019
Scott J. Lederman

By:	/s/ Kathleen P. Sullivan	Chief Financial Officer and Treasurer	February 26, 2019
Kathleen P. Sullivan